INCOME TAXES (Details 6) (USD $)	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013 item	Aug. 30, 2012 Predecessor	Mar. 29, 2012 Predecessor
Reconciliation of the change in the amount of unrecognized tax benefits
Balance at beginning of period	$ 22,400,000	$ 21,900,000	$ 22,700,000	$ 28,200,000
Gross increases due to new positions		3,800,000	600,000	700,000
Gross increases-prior periods tax position		2,200,000
Favorable resolutions with authorities		(500,000)		(1,000,000)
Expired attributes				(5,200,000)
Cash settlements	(500,000)		(900,000)
Balance at end of period	21,900,000	27,400,000	22,400,000	22,700,000
Interest and penalties	$ 110,000	$ 0
Number of subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions		1